Vessels, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
VESSELS, NET
NOTE 5: VESSELS, NET
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	207,795	(41,681	)166,114
Balance at December 31, 2012	1,024,531	(83,793)	940,738
Additions	504,355	(53,501	)450,854
Disposals	(50,000	)(11,539)	(38,461)
Balance at December 31, 2013	$ 1,478,886	$ (125,755)	$ 1,353,131

On January 24, 2013, Navios Acquisition took delivery of the Nave Bellatrix, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $38,021. Cash paid was $4,563 and $33,458 was transferred from vessel deposits.
On February 13, 2013, Navios Acquisition took delivery of the Nave Rigel, a 74,673 dwt South Korean —built LR1 product tanker, for a total cost of $47,863. The $47,863 consisted of: (i) cash paid of $16,591, (ii) the issuance of $3,000 Series D Preferred; and (iii) $28,272 was transferred from vessel deposits.
On March 22, 2013, Navios Acquisition took delivery of the Nave Orion, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $38,054. Cash paid was $8,157 and $29,897 was transferred from vessel deposits.
On April 24, 2013, Navios Acquisition took delivery of the Nave Atropos, a 74,695 dwt South Korean-built LR1 product tanker, for a total cost of $48,197. The $48,197 consisted of: (i) cash paid of $17,089; (ii) the issuance of $3,000 of Series D Preferred Stock; and (iii) $28,108 was transferred from vessel deposits.
On June 10, 2013, Navios Acquisition took delivery of the Nave Titan, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $37,123. Cash  paid was $9,573 and $27,550 was transferred from vessel deposits.
On June 26, 2013, Navios Acquisition took delivery of the Nave Equinox, a 50,922 dwt South Korean-built MR2 product tanker, for a total cost of $23,449 paid in cash.
On July 9, 2013, Navios Acquisition took delivery of the Nave Capella, a 49,995 dwt South Korean-built MR2 product tanker, for a total cost of $37,151. Cash paid was $9,639 and $27,512 was transferred from vessel deposits.
On July 9, 2013, Navios Acquisition took delivery of the Nave Pulsar, a 50,922 dwt South Korean-built MR2 product tanker, for a total cost of $23,625 paid in cash.
On July 22, 2013, Navios Acquisition took delivery of the Nave Universe, a 45,313 dwt South Korean-built Chemical tanker, for a total cost of $34,208 paid in cash.
On August 13, 2013, Navios Acquisition took delivery of the Nave Celeste, a 298,717 dwt South Korean-built VLCC, for a total cost of $35,864 paid in cash.
On September 3, 2013, Navios Acquisition took delivery of the Nave Alderamin, a 49,998 dwt South Korean-built MR2 product tanker, for a total cost of $37,340. Cash paid was $9,886 and $27,454 was transferred from vessel deposits.
On September 5, 2013, Navios Acquisition took delivery of the Nave Constellation, a 45,281 dwt South Korean-built Chemical tanker, for a total cost of $34,294 paid in cash.
On September 24, 2013, Navios Acquisition took delivery of the Nave Dorado, a 2005 Japanese built MR2 product tanker, for a total cost of $16,789 paid in cash.
On September 30, 2013, Navios Acquisition took delivery of the Bougainville, a 50,626 dwt South Korean-built MR2 product tanker, for a total cost of $35,560 paid in cash.
On October 23, 2013, Navios Acquisition took delivery of the Nave Lucida, a 2005 Japanese built MR2 product tanker, for a total cost of $16,817 paid in cash.
On December 6, 2013, Navios Acquisition sold of the Shinyo Navigator to an unaffiliated third party purchaser for an aggregate price of $18,132. The loss on sale of $21,098 was calculated as the sales price less the carrying value of the vessel of $38,461, and related selling expenses of $725 and bunkers written-off of $44. This loss is included under the loss on sale of vessels in the consolidated statements of operations.
On January 20, 2012, Navios Acquisition took delivery of the Nave Estella, a 75,000 dwt South Korean—built LR1 product tanker, for a total cost of $44,643. Cash paid was $11,023 and $33,620 was transferred from vessel deposits.
On July 31, 2012, Navios Acquisition took delivery of the Nave Atria, a 49,992 dwt South Korean—built MR2 product tanker, for a total cost of $37,583. Cash paid was $8,997 and $28,586 was transferred from vessel deposits.
On August 31, 2012, Navios Acquisition took delivery of the Nave Cassiopeia, a 74,711 dwt South Korean—built LR1 product tanker, for a total cost of $43,827. Cash paid was $27,315, $3,000 shares of Series D Preferred Stock were issued and $13,512 was transferred from vessel deposits.
On October 30, 2012, Navios Acquisition took delivery of the Nave Cetus, a 74,581 dwt South Korean—built LR1 product tanker, for a total cost of $44,018. Cash paid was $27,545, $3,000 shares of Series D Preferred Stock were issued and $13,473 was transferred from vessel deposits.
On November 9, 2012, Navios Acquisition took delivery of the Nave Aquila, a 49,991 dwt South Korean—built MR2 product tanker, for a total cost of $37,765. Cash paid was $12,686 and $25,079 was transferred from vessel deposits.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of December 31, 2013, Navios Acquisition vessel deposits amounted to $100,112 of which $70,620 was financed through loans and the balance from existing cash. For the year ended December 31 2013, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $24,907, which was offset by $202,251 transferred to vessels, net. As of December 31, 2012, Navios Acquisition vessel deposits amounted to $276,142 out of which $204,014 was financed through loans and the balance from existing cash. For the year ended December 31 2012, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $142,119, which was offset by $114,270, transferred to vessels, net.
For the year ended December 31, 2013, 2012 and 2011, capitalized interest amounted to $6,149, $14,240 and $11,450 respectively.